Prepaid expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments [Abstract]
Tax advance of VAT and withholdings taxes	$ 11.1	$ 10.9
Tax credits	$ 8.2	$ 9.6